Schedule of accruals and other payables (Details)		Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Notes and other explanatory information [abstract]
Accruals		$ 2,266,537	$ 17,641,133	$ 19,335,471
Other payables	[1]	1,224,874	9,533,568	5,740,176
Accruals and other payables		$ 3,491,411	$ 27,174,701	$ 25,075,647

[1]	Other payables included HK$2,117,082 (2024: HK$2,290,851) related to customer loyalty programmes. The loyalty points give rise to a separate performance obligation because they provide a material right to the customer and a portion of the transaction price was allocated to the loyalty points awarded to customers.